CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments	$ 1,093,064	$ 1,062,824	$ 1,035,335
Other assets	$ 33,543	$ 47,362	$ 35,425
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	12,786,792	6,133,631	25,733,735
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares outstanding (in shares)	12,786,792	6,133,631	25,733,735
Asset Management
Investments	$ 39,022	$ 21,370	$ 26,410
Other assets	9,060	9,179	8,063
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Investments	39,022	21,370
Insurance Solutions
Investments		915,556	884,288
Other assets	24,483	38,183	27,362
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Investments	923,981	915,556	884,288
Other assets	23,954	37,135	26,168
Related Party | Asset Management
Investments	24,660	20,871	24,739
Other assets	2,225	2,657	2,598
Related Party | Insurance Solutions
Investments	$ 21,746	23,659
Related Party | Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Investments		$ 23,659	$ 24,706